Average Annual Total Returns - Institutional Reserved Shares - DWS ESG Liquidity Fund - Institutional Reserved Shares	Class Inception	1 Year	5 Years	Since Inception
Total	Oct. 29, 2018	2.33%	1.24%	0.77%